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January 4, 2006

Carmen Moncada-Terry
Division of Corporation Finance
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549



Dear Ms Moncada-Terry:

In connection with the filing by Advanced Technology Industries, Inc. (the "Company") of Amendment No. 1 to the Company's Registration Statement on Form SB-2 and Amendment No. 2 to the Company's Form 10-KSB for the fiscal year ended December 31, 2004, both filed on the date hereof (the "Filings"), the Company hereby acknowledges that

o the Company is responsible for the adequacy and accuracy of the disclosures contained in the Filings;

o staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the Filings; and

o the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.




                                            Sincerely,

                                            ADVANCED TECHNOLOGY INDUSTRIES, INC.

                                            By: /s/ James Samuelson
                                                --------------------------------
                                                Name: James Samuelson
                                                Title: Chief Financial Officer